Net finance (costs)/income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net finance (costs)/income
Interest payable on bank loans and overdrafts	£ (3,058)	£ (1,952)	£ (1,038)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(19,975)	(17,262)	(19,485)
Interest payable on lease liabilities (Note 14)	(97)	(109)	(131)
Amortization of issue costs on secured term loan facility and senior secured notes	(713)	(626)	(579)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(58,738)		(4,436)
Unwinding of discount relating to registrations	(2,363)	(892)	(1,508)
Reclassified from hedging reserve		(14,631)
Hedge ineffectiveness on cash flow hedges	(971)		(119)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives			(95)
Foreign currency options		(939)
Total finance costs	(85,915)	(36,411)	(27,391)
Interest receivable on short-term bank deposits	145	3	1,352
Foreign exchange gains on retranslation of unhedged US dollar borrowings		48,015
Reclassified from hedging reserve	326
Hedge ineffectiveness on cash flow hedges		1,234
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	23,205	58
Total finance income	23,676	49,310	1,352
Net finance (costs)/income	£ (62,239)	£ 12,899	£ (26,039)